Schedule of Investments (unaudited) November 30, 2021	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
City of Birmingham Alabama, GO, CAB, Series A-1, 5.00%, 09/01/25(a)	$1,165	$1,358,334

Arizona(b) — 1.3%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39	725	792,693
Series A, 5.00%, 07/01/39	610	643,927
Series A, 5.00%, 07/01/49	690	723,041
Series A, 5.00%, 07/01/54	530	554,596
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47	1,065	1,078,726
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52	595	631,662
Maricopa County Industrial Development Authority, Refunding RB 5.00%, 07/01/39	255	299,332
5.00%, 07/01/54	590	675,669

		5,399,646

California — 12.3%
California Community Housing Agency, RB, M/F Housing(b)
Series A, 5.00%, 04/01/49	265	300,420
Series A-2, 4.00%, 08/01/47	1,715	1,779,769
California Health Facilities Financing Authority, Refunding RB, Sub-Series A-2, 5.00%, 11/01/47	1,465	2,240,665
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(a)	10,100	12,634,767
California State Public Works Board, RB, Series I, 5.50%, 11/01/33	1,415	1,550,987
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	1,620	1,644,501
California Statewide Communities Development Authority, Refunding RB, 4.00%, 03/01/48	3,175	3,589,617
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	2,060	2,095,968
Series A-2, 5.00%, 06/01/47	565	574,975
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, 6.25%, 08/01/43(c)	1,580	1,880,810
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (BAM), 4.00%, 10/01/39	3,700	4,226,673
San Diego Unified School District, GO, CAB(d)
Series K-2, 0.00%, 07/01/38	1,745	1,039,004
Series K-2, 0.00%, 07/01/39	2,115	1,206,775
Series K-2, 0.00%, 07/01/40	2,715	1,483,511
Series C, Election 2008, 0.00%, 07/01/38	2,000	1,454,514
Series G, Election 2008, 0.00%, 01/01/24(a)	3,425	1,768,273
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	1,400	1,205,004

Security	Par (000)	Value

California (continued)
State of California, GO, 5.00%, 04/01/42	$3,000	$3,044,769
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(d)	10,000	7,292,570

		51,013,572

Colorado — 0.6%
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	1,305	1,387,914
Sabell Metropolitan District, GO, Series A, 5.00%, 12/01/50(b)	1,055	1,139,128

		2,527,042

Connecticut — 0.7%
State of Connecticut, Refunding GO, Series E, 5.00%, 09/15/37	2,280	2,826,174

Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	770	878,546
Series A, 5.00%, 07/01/48	2,110	2,374,837

		3,253,383

District of Columbia — 2.4%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	9,500	9,790,728

Florida — 4.0%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	1,795	1,955,572
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/45(b)	615	655,336
County of Miami-Dade Seaport Department, ARB, Series A, 6.00%, 10/01/23(a)	2,770	3,059,260
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(b)	340	379,414
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	3,910	4,398,429
Miami-Dade County Health Facilities Authority, Refunding RB, 5.00%, 08/01/42	685	818,593
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	630	687,267
5.00%, 08/01/47	1,845	2,008,198
Preserve at South Branch Community Development District, SAB
4.00%, 11/01/39	300	318,011
4.00%, 11/01/50	500	523,068
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(a)	1,340	1,440,177
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	260	277,935
4.13%, 05/01/38	260	277,679

		16,798,939

Georgia — 1.6%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(a)	545	632,744

1

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Georgia Housing & Finance Authority, RB, S/F Housing
Series A, 3.95%, 12/01/43	$275	$287,787
Series A, 4.00%, 12/01/48	410	427,437
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	595	861,374
Series A, 5.00%, 05/15/43	775	945,115
Series C, 4.00%, 05/01/52(e)	2,385	2,807,145
Private Colleges & Universities Authority, RB, 5.00%, 04/01/24(a)	750	831,779

		6,793,381

Illinois — 16.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	1,265	1,590,053
Series A, 5.00%, 12/01/38	515	644,755
Series A, 5.00%, 12/01/39	450	562,091
Series A, 5.00%, 12/01/40	940	1,171,252
Series A, 5.00%, 12/01/41	605	752,815
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	3,300	3,944,081
Chicago O’Hare International Airport, Refunding ARB, Series D, Senior Lien, 5.25%, 01/01/34	9,800	10,299,663
Chicago Transit Authority Sales Tax Receipts Fund, RB
5.25%, 12/01/21(a)	650	650,000
5.25%, 12/01/49	3,500	3,940,888
Cook County Community College District No. 508, GO
5.13%, 12/01/38	7,700	8,264,510
5.50%, 12/01/38	1,000	1,082,797
Cook County Forest Preserve District, Refunding GO, Series B, 5.00%, 12/15/37	210	215,029
County of Will Illinois, GO, 5.00%, 11/15/25(a)	1,400	1,640,803
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	565	643,747
Series A, 5.00%, 02/15/50	310	350,925
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	2,815	3,225,385
Series B, 4.00%, 08/15/41	900	1,005,590
Series C, 4.13%, 08/15/37	3,130	3,473,483
Series C, 5.00%, 08/15/44	390	442,889
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	8,014,257
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	670	782,236
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	515	578,489
State of Illinois, GO 5.25%, 07/01/29	8,345	8,918,627
5.50%, 07/01/33	880	942,520
5.50%, 07/01/38	1,475	1,585,026
5.50%, 05/01/39	1,840	2,363,844

		67,085,755

Iowa — 0.8%
Iowa Finance Authority, RB, 5.50%, 07/01/23(a)	3,000	3,244,041

Security	Par (000)	Value

Maryland — 3.2%
County of Montgomery Maryland, RB, 4.00%, 12/01/44	$1,810	$1,988,766
Maryland Health & Higher Educational Facilities Authority, RB, 4.00%, 07/01/48	4,000	4,471,268
State of Maryland GO, 5.00%, 08/01/31	5,000	6,798,565

		13,258,599

Massachusetts — 3.0%
Massachusetts Development Finance Agency, RB
5.00%, 01/01/48	2,595	3,069,304
5.00%, 10/01/48	1,970	2,254,440
Series A, 5.00%, 01/01/47	2,370	2,748,747
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/37	190	216,088
5.00%, 09/01/43	1,750	2,086,294
Series A, 4.00%, 06/01/49	185	206,449
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	490	524,119
Massachusetts School Building Authority, RB, Series A, 5.00%, 05/15/23(a)	1,395	1,491,675

		12,597,116

Michigan — 5.6%
Michigan Finance Authority, RB, Series S, 5.00%, 11/01/44	3,640	4,174,727
Michigan Finance Authority, Refunding RB
5.00%, 12/01/21(a)	9,050	9,050,000
5.00%, 11/15/41	2,235	2,640,007
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	500	630,432
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 3.80%, 10/01/38	3,965	4,361,345
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	1,560	1,706,749
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(a)	430	469,476

		23,032,736

Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	1,315	1,601,759

Nebraska — 1.6%
Central Plains Energy Project, RB, 5.25%, 09/01/37	6,345	6,564,042

Nevada — 0.8%
City of Las Vegas Nevada Special Improvement District No. 611, SAB
4.00%, 06/01/40	450	484,702
4.13%, 06/01/50	1,150	1,222,288
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	360	422,029
5.00%, 07/01/45	450	519,692
5.00%, 07/01/51	480	548,676

		3,197,387

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Series A, 3.63%, 07/01/43(b)(e)	550	585,557

SCHEDULE OF INVESTMENTS	2

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 7.8%
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/42	$375	$442,014
Series WW, 5.25%, 06/15/25(a)	20	23,335
Series WW, 5.25%, 06/15/33	170	194,891
Series WW, 5.00%, 06/15/34	225	255,721
Series WW, 5.00%, 06/15/36	1,395	1,583,137
Series WW, 5.25%, 06/15/40	380	432,230
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	1,044,990
New Jersey Health Care Facilities Financing Authority, Refunding RB, 5.00%, 10/01/37	1,605	1,903,217
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/33	1,660	1,775,056
Series AA, 5.00%, 06/15/36	5,070	5,395,535
Series AA, 5.00%, 06/15/38	945	1,039,123
Series AA, 5.50%, 06/15/39	3,785	4,051,782
Series D, 5.00%, 06/15/32	900	1,010,337
Series S, 5.25%, 06/15/43	2,150	2,678,079
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(d)	5,845	3,925,087
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	340	417,245
South Jersey Port Corp., ARB, Series A, 5.00%, 01/01/49	720	848,387
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,750	2,122,755
Series A, 5.25%, 06/01/46	1,725	2,083,396
Sub-Series B, 5.00%, 06/01/46	1,130	1,319,170

		32,545,487

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	220	244,096
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	405	460,026

		704,122

New York — 5.3%
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.25%, 11/15/55	1,135	1,396,369
Series C-1, 5.00%, 11/15/56	1,690	1,956,499
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding RB, 4.00%, 11/01/37	8,000	9,732,760
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32	1,650	1,719,199
New York City Water & Sewer System, Refunding RB, Series BB, 4.00%, 06/15/47	2,855	2,952,650
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(b)	1,240	1,356,957
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	2,810	2,997,028

		22,111,462

North Carolina — 0.5%
State of North Carolina GO, 5.00%, 06/01/28	1,500	1,891,443

Ohio — 4.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 3.00%, 06/01/48	3,495	3,591,018

Security	Par (000)	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Refunding RB (continued)
Series B-2, Class 2, 5.00%, 06/01/55	$5,430	$6,217,296
Northwest Local School District/Hamilton & Butler Counties, GO, 4.00%, 12/01/50	2,645	2,786,280
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/32	780	824,291
Series A-1, Junior Lien, 5.25%, 02/15/33	1,095	1,156,904
State of Ohio, Refunding RB, Series A, 5.00%, 01/15/41	2,500	2,512,870

		17,088,659

Oregon — 0.4%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	1,115	630,234
Washington & Multnomah Counties School District No. 48J Beaverton, GO, CAB, Series D, (GTD), 5.00%, 06/15/36	945	1,148,996

		1,779,230

Pennsylvania — 5.1%
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	105	117,990
4.00%, 07/01/51	100	111,849
Commonwealth Financing Authority, RB
5.00%, 06/01/33	790	965,728
5.00%, 06/01/34	1,750	2,139,338
(AGM), 4.00%, 06/01/39	3,230	3,689,128
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	1,145	1,280,705
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	4,245	4,758,013
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	695	782,498
Series A-1, 5.00%, 12/01/41	2,730	3,221,607
Series B, 5.00%, 12/01/40	1,060	1,229,454
Series C, 5.50%, 12/01/23(a)	630	695,773
Pennsylvania Turnpike Commission, Refunding RB
2nd Series, 5.00%, 12/01/35	860	1,048,916
Series A-1, 5.00%, 12/01/40	850	970,837

		21,011,836

Puerto Rico — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,112	5,829,464
Series A-1, Restructured, 5.00%, 07/01/58	6,950	7,988,955
Series A-2, Restructured, 4.33%, 07/01/40	1,688	1,898,207
Series A-2, Restructured, 4.78%, 07/01/58	349	398,316
Series B-1, Restructured, 4.75%, 07/01/53	536	610,059
Series B-2, Restructured, 4.78%, 07/01/58	520	591,230
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	6,308	2,105,800

		19,422,031

Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,855	6,368,390

3

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 4.9%
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(b)	$1,095	$1,155,903
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	6,960	7,722,816
Series E, 5.50%, 12/01/53	1,610	1,753,406
South Carolina Public Service Authority, Refunding RB
Series B, 5.00%, 12/01/38	2,360	2,561,197
Series B, (AGM-CR), 5.00%, 12/01/56	2,845	3,350,249
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,942,813

		20,486,384

South Dakota — 0.5%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(a)	1,760	2,039,504

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	35	40,810

Texas — 13.4%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(a)	615	649,163
Coppell Independent School District, Refunding GO, (PSF), 0.00%, 08/15/30(d)	10,030	8,772,439
County of Harris Texas, Refunding GO(d)
(NPFGC), 0.00%, 08/15/25	7,485	7,277,643
(NPFGC), 0.00%, 08/15/28	10,915	9,974,094
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	1,090	1,187,398
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 5.80%, 10/01/46(c)	2,365	2,794,115
Harris County-Houston Sports Authority, Refunding RB(d)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(a)	5,965	2,562,606
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/38	10,925	4,401,060
Harris County-Houston Sports Authority, Refunding RB, CAB(d)
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/38	5,785	2,710,776
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/39	6,160	2,702,287
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(a)(d)	3,775	1,903,185
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/36(d)	2,340	1,382,814
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	580	621,410
North Texas Tollway Authority, RB, CAB(a)
Series B, 0.00%, 09/01/31(d)	1,975	1,061,584
Series C, 6.75%, 09/01/31	2,500	3,699,380
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/40	385	403,025
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	3,155	3,228,010
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	354,474

		55,685,463

Security	Par (000)	Value

Utah — 0.8%
City of Salt Lake City Utah Airport Revenue, ARB, Series B, 5.00%, 07/01/43	$2,100	$2,570,593
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(b)	235	250,194
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	450	511,448

		3,332,235

Virginia — 1.0%
Lynchburg Economic Development Authority Refunding RB, 3.00%, 01/01/51	425	439,317
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/55	150	174,471
Virginia Beach Development Authority, Refunding RB
5.00%, 09/01/44	1,375	1,562,766
4.00%, 09/01/48	885	956,213
Virginia Housing Development Authority, RB, M/F Housing, Series B, 4.00%, 06/01/53	895	959,399

		4,092,166

Washington — 0.9%
Washington Health Care Facilities Authority, RB, Series B, 5.00%, 08/15/44	2,000	2,061,160
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/38(b)	1,400	1,634,072

		3,695,232

West Virginia — 1.1%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	3,050	3,393,037
West Virginia Parkways Authority, RB
Senior Lien, 5.00%, 06/01/47	425	545,707
Senior Lien, 4.00%, 06/01/51	500	591,331

		4,530,075

Wisconsin — 3.0%
Public Finance Authority RB(b)
5.00%, 06/15/51	305	315,956
5.00%, 06/15/56	400	411,689
Public Finance Authority, RB(b)
Series A, 5.00%, 07/15/39	120	135,116
Series A, 5.00%, 10/15/40	1,260	1,396,133
Series A, 5.00%, 07/15/49	455	504,463
Series A, 5.00%, 07/15/54	215	237,572
Series A, 5.00%, 07/01/55	395	430,746
Series A-1, 4.50%, 01/01/35	685	752,820
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(b)	375	407,839
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/44	1,895	2,357,217
Sereis C, 4.00%, 02/15/42	5,000	5,595,435

		12,544,986

Total Municipal Bonds — 110.9% (Cost: $407,820,749)		460,297,706

SCHEDULE OF INVESTMENTS	4

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 1.0%
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(g)	$3,432	$4,248,829

Colorado — 1.4%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44(g)	4,605	5,731,122

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,561	1,818,326

Florida — 1.5%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	3,989,930
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(a)	1,950	2,004,581

		5,994,511

Illinois — 3.8%
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	7,714	8,083,158
Series A, 5.00%, 01/01/40	3,045	3,476,836
Series B, 5.00%, 01/01/40	1,170	1,354,459
Series C, 5.00%, 01/01/38	2,658	2,991,961

		15,906,414

Kansas — 1.6%
Wyandotte County Unified School District No. 500 Kansas City, GO, Series A, 5.50%, 09/01/26(a)	5,363	6,581,697

Maryland — 0.9%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/41	3,139	3,731,494

Massachusetts — 4.7%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,662	1,817,667
Massachusetts Development Finance Agency, RB, 4.00%, 09/01/49	5,500	5,627,790
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/35	7,070	8,186,403
Massachusetts School Building Authority, RB, Series B, 5.00%, 11/15/46(g)	3,300	3,960,199

		19,592,059

Michigan — 1.0%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	2,221	2,546,649
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	960	1,102,788
Michigan State Housing Development Authority, RB, S/F Housing, Series C, 3.90%, 12/01/33	495	539,690

		4,189,127

Nevada — 1.1%
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	3,900	4,566,948

New Jersey — 0.3%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	920	1,079,356

Security	Par (000)	Value

New York — 10.8%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	$3,850	$4,275,005
New York City Transitional Finance Authority Future
Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/30.	12,500	13,028,219
New York City Water & Sewer System, Refunding RB
Series CC, 5.00%, 06/15/23(a)	2,933	3,131,742
Series CC, 5.00%, 06/15/47	3,307	3,531,970
Series DD, 5.00%, 06/15/35	1,845	2,050,714
Series FF, 5.00%, 06/15/39	8,355	9,582,870
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/43	5,720	6,038,352
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	3,063,171

		44,702,043

North Carolina — 1.3%
Durham Capital Financing Corp, Refunding RB, 4.00%, 06/01/23(a)	5,125	5,400,510

Pennsylvania — 1.7%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,997	6,039,002
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,020	1,155,728

		7,194,730

Texas — 6.1%
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/48	7,001	8,192,107
Houston Community College System, GO, 4.00%, 02/15/23(a)	7,002	7,319,018
San Antonio Water System, Refunding RB, Series C, Junior Lien, 5.00%, 05/15/46	3,750	4,452,889
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23(a)	719	768,966
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	3,920	4,617,491

		25,350,471

Virginia — 1.8%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.00%, 07/01/48	1,996	2,427,248
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	4,305	4,961,217

		7,388,465

Washington — 3.1%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	3,210	4,115,835
Washington State Convention Center Public Facilities District RB, 3.00%, 07/01/58	8,688	8,892,043

		13,007,878

5

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/42	$3,520	$3,647,563

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.4% (Cost: $168,291,324)		180,131,543

Total Long-Term Investments — 154.3% (Cost: $576,112,073)		640,429,249

	Shares

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	12,994,641	12,995,940

Total Short-Term Securities — 3.1% (Cost: $12,995,940)		12,995,940

Total Investments — 157.4% (Cost: $589,108,013)		653,425,189

Other Assets Less Liabilities — 1.6%		6,249,872

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.9)%.		(107,379,390)

VMTP Shares at Liquidation Value — (33.1)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$415,095,671

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 15, 2024 to August 1, 2027, is $8,128,005.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$6,327,383	$6,669,284	(a)	$—	$(557)	$(170)	$12,995,940	12,994,641	$138	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	91	03/22/22	$11,901	$(154,657)
U.S. Long Bond	49	03/22/22	7,947	(189,335)
5-Year U.S. Treasury Note	84	03/31/22	10,195	(79,590)

				$(423,582)

SCHEDULE OF INVESTMENTS	6

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$460,297,706	$—	$460,297,706
Municipal Bonds Transferred to Tender Option Bond Trusts.	—	180,131,543	—	180,131,543
Short-Term Securities
Money Market Funds	12,995,940	—	—	12,995,940

	$12,995,940	$640,429,249	$—	$653,425,189

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts.	$(423,582)	$—	$—	$(423,582)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(107,359,039)	$—	$(107,359,039)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(244,559,039)	$—	$(244,559,039)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

7

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Municipal Income Quality Trust (BYM)

Portfolio Abbreviation (continued)

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

SCHEDULE OF INVESTMENTS	8